Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.43%	7.37%	8.25%
Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.56%	6.30%	7.15%
Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.15%	5.55%	6.35%
Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.53%	7.83%	8.07%
Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.83%	8.93%	9.17%
Catalyst/MAP Global Equity Fund Class I | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%	12.28%
Catalyst/MAP Global Equity Fund Class I | MSCI ACWI Value Index Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.84%	11.61%	9.88%
Catalyst Tactical Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.65%	1.99%	6.01%
Catalyst Tactical Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.29%	0.93%	4.90%
Catalyst Tactical Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.82%	1.43%	4.62%
Catalyst Tactical Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.39%	2.44%	5.84%
Catalyst Tactical Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.55%	3.47%	6.90%
Catalyst Tactical Allocation Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.73%	7.94%	9.97%
Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.40%	5.28%	8.13%
Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	5.78%	7.77%
Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.24%	8.41%	9.80%
Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.28%	9.49%	10.90%
Catalyst Dynamic Alpha Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.76%	(0.36%)	5.09%
Catalyst Insider Buying Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.76%	(0.36%)	5.09%
Catalyst Insider Buying Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	(0.28%)	4.07%
Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.55%	0.07%	4.92%
Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.70%	1.07%	5.99%
Catalyst Insider Buying Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(13.34%)	20.98%	8.94%
Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(15.77%)	19.34%	6.33%
Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(7.38%)	16.40%	5.76%
Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(8.70%)	21.51%	8.78%
Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(7.77%)	22.74%	9.89%
Catalyst Energy Infrastructure Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Catalyst Energy Infrastructure Fund Class I | Solactive MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.34%	21.37%	5.13%